Components of Property and Equipment Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Capitalized software development	$ 1,041,924	$ 787,526
Computer equipment	209,328	178,319
Furniture and other equipment	146,780	129,856
Leasehold improvements	135,372	121,084
Total property and equipment, gross	1,533,404	1,216,785
Less: accumulated depreciation	(1,011,085)	(781,477)
Projects in progress	30,807	45,394
Property and equipment, net	$ 553,126	$ 480,702